UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(formerly, Franklin Templeton Limited Duration Income Trust)

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  12/31/15

Item 1. Schedule of Investments.

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited)

	Country	Shares	Value
Common Stocks (Cost $167,184) 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	112	$50,463
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	3,750
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	243	109,237
Total Convertible Preferred Stocks (Cost $369,948)			112,987
		Principal Amount*
Corporate Bonds 50.4%
Automobiles & Components 1.2%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	United Kingdom	2,000,000	2,025,000
The Goodyear Tire & Rubber Co., senior note,
6.50%, 3/01/21	United States	1,500,000	1,582,500
5.125%, 11/15/23	United States	300,000	309,000
			3,916,500
Banks 2.8%
[b]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,546,875
CIT Group Inc.,
4.25%, 8/15/17	United States	1,500,000	1,537,500
senior note, 5.00%, 5/15/17	United States	500,000	516,250
[c] senior note, 144A, 6.625%, 4/01/18	United States	500,000	528,750
[b]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,300,000	1,269,125
[b]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,501,656
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000	475,625
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,089,375
			9,465,156
Capital Goods 0.7%
[c]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	2,000,000	1,410,000
TransDigm Inc.,
[c] senior sub. bond, 144A, 6.50%, 5/15/25	United States	500,000	486,250
senior sub. note, 6.00%, 7/15/22	United States	500,000	491,250
			2,387,500
Commercial & Professional Services 0.2%
[c]Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	700,000	619,500
Consumer Durables & Apparel 1.2%
KB Home, senior note,
4.75%, 5/15/19	United States	1,100,000	1,072,500
7.00%, 12/15/21	United States	1,100,000	1,090,375
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	800,000	804,000
5.875%, 4/15/23	United States	1,000,000	992,500
			3,959,375
Consumer Services 2.7%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,200,000	1,239,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	600,000	603,000
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	817,500
[d]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	800,000	604,000
[c]International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	2,000,000	1,980,000
[c]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	1,000,000	1,057,500
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,112,810
[c]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	900,000	805,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

[c]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	706,000
			8,925,310
Diversified Financials 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	1,300,000	1,312,188
4.625%, 10/30/20	Netherlands	600,000	614,625
5.00%, 10/01/21	Netherlands	600,000	621,375
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	1,500,000	1,576,875
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	1,000,000	917,900
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	400,000	420,000
4.625%, 9/15/23	United States	500,000	509,375
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,000,000	1,055,000
5.50%, 1/15/19	United States	1,100,000	1,031,250
5.00%, 10/26/20	United States	300,000	264,000
5.875%, 3/25/21	United States	200,000	178,750
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	800,000	804,000
			9,305,338
Energy 6.8%
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	1,500,000	277,500
California Resources Corp.,
[c] second lien, 144A, 8.00%, 12/15/22	United States	924,000	488,565
senior note, 5.50%, 9/15/21	United States	345,000	110,400
[c]Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A,
7.75%, 4/15/23	United States	1,000,000	855,000
CGG SA, senior note, 6.875%, 1/15/22	France	1,200,000	539,250
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,001,600	970,776
[c]Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,797,000	889,515
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	900,000	698,625
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	400,000	298,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000	687,500
[c] 144A, 8.00%, 4/01/23	United States	900,000	603,000
[c]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	United States	1,500,000	1,057,500
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,500,000	888,750
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,500,000	2,325,000
Energy XXI Gulf Coast Inc.,
senior note, 7.50%, 12/15/21	United States	600,000	68,250
[c] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	500,000	176,250
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,000,000	353,750
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	270,000
[c]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	1,100,000	902,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	100,000	29,500
senior note, 8.875%, 5/15/21	United States	1,000,000	295,000
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	650,000	224,250
[c]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	1,350,000	688,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,400,000	1,239,000
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	800,000	704,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	800,000	96,000
[c]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	800,000	152,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	600,000	262,500
[c]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	United States	2,500,000	487,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	300,000	48,750
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	1,000,000	715,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	188,766
5.00%, 10/01/22	United States	500,000	443,745
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	1,850,000

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,000,000	615,000
6.125%, 1/15/23	United States	500,000	272,500
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	1,000,000	310,000
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,500,000	348,750
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,222,500
			22,652,892
Food, Beverage & Tobacco 1.9%
Constellation Brands Inc., senior note,
3.875%, 11/15/19	United States	900,000	927,000
4.75%, 12/01/25	United States	200,000	204,250
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	700,000	724,500
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	297,750
[c]JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,010,000
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,000,000	1,046,250
[c] 144A, 6.75%, 12/01/21	United States	600,000	613,500
[c] 144A, 6.00%, 12/15/22	United States	100,000	98,375
[c] 144A, 7.75%, 3/15/24	United States	300,000	315,000
			6,236,625
Health Care Equipment & Services 3.7%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	1,300,000	1,334,125
senior sub. note, 6.50%, 6/15/20	United States	500,000	482,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,100,000	1,113,750
senior secured note, first lien, 5.125%, 8/15/18	United States	900,000	909,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,000,000	1,001,875
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,545,000
senior note, 7.50%, 2/15/22	United States	1,000,000	1,112,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,057,500
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000	204,250
[c]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	600,000	614,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	528,750
senior note, 5.00%, 3/01/19	United States	1,000,000	927,500
senior note, 5.50%, 3/01/19	United States	900,000	852,750
[c,e] senior note, 144A, FRN, 4.012%, 6/15/20	United States	500,000	490,000
			12,173,750
Materials 7.2%
ArcelorMittal, senior note, 5.50%, 2/25/17	Luxembourg	3,000,000	2,913,750
[c]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	700,000	721,000
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	289,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	88,235	87,132
[e] senior secured note, 144A, FRN, 3.512%, 12/15/19	Luxembourg	700,000	686,000
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,000,000	800,500
[c]Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,000,000	1,105,000
[c]Cemex SAB de CV, secured note, 144A, 5.875%, 3/25/19	Mexico	500,000	476,875
[c]The Chemours Co., senior note, 144A, 6.625%, 5/15/23	United States	2,000,000	1,410,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,500,000	1,320,000
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,261,000	819,650
7.00%, 2/15/21	Canada	1,261,000	797,583
[c]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	2,500,000	2,254,687
[c]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	2,000,000	1,950,000
Novelis Inc., senior note, 8.375%, 12/15/17	Canada	500,000	488,750
[c]Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	900,000	883,125
5.875%, 8/15/23	United States	400,000	406,750
[c]Platform Specialty Products Corp., senior note, 144A,
10.375%, 5/01/21	United States	300,000	300,000
6.50%, 2/01/22	United States	1,000,000	870,000

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	471,000
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	United States	1,000,000	990,000
senior note, 9.00%, 4/15/19	United States	100,000	98,750
senior note, 8.25%, 2/15/21	United States	1,000,000	967,500
senior secured note, first lien, 7.125%, 4/15/19	United States	400,000	408,000
[c]Sealed Air Corp., senior bond, 144A,
5.125%, 12/01/24	United States	500,000	502,500
5.50%, 9/15/25	United States	600,000	613,500
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,395,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	270,000	40,500
			24,067,052
Media 5.3%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,055,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,000,000	2,025,000
[c] senior note, 144A, 5.125%, 5/01/23	United States	500,000	501,875
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	685,125
senior sub. note, 7.625%, 3/15/20	United States	800,000	742,000
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,477,500
5.25%, 6/01/24	United States	500,000	440,000
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	2,000,000	2,007,500
Gannett Co. Inc., senior note, 5.125%,
10/15/19	United States	1,200,000	1,245,000
7/15/20	United States	500,000	520,000
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,332,375
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	477,000
[c]Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,000,000	1,047,500
5.375%, 4/15/25	United States	1,000,000	1,008,750
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,101,375
[c]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,000,000	1,935,000
			17,601,000
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[c]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	872,500
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	700,000	693,000
senior note, 144A, 6.00%, 7/15/23	United States	500,000	500,000
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	600,000	604,500
[c]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	700,000	626,500
[c]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	1,200,000	1,173,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
5.375%, 3/15/20	United States	500,000	472,500
5.625%, 12/01/21	United States	500,000	462,500
[c]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,500,000	1,455,000
			6,859,500
Real Estate 0.6%
Equinix Inc.,
senior bond, 5.875%, 1/15/26	United States	300,000	309,750
senior note, 4.875%, 4/01/20	United States	1,500,000	1,566,750
			1,876,500
Retailing 0.9%
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	400,000	397,600
[c]Dollar Tree Inc., senior note, 144A, 5.25%, 3/01/20	United States	400,000	415,000
[c]Netflix Inc., senior note, 144A, 5.50%, 2/15/22	United States	2,000,000	2,060,000
			2,872,600
Semiconductors & Semiconductor Equipment 0.2%
[c]Qorvo Inc., senior note, 144A, 6.75%, 12/01/23	United States	700,000	715,750

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Software & Services 1.4%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000	1,337,500
[c]First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,695,750
senior note, 144A, 7.00%, 12/01/23	United States	500,000	501,250
[c]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	1,500,000	1,271,250
			4,805,750
Technology Hardware & Equipment 0.7%
[c]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	609,000	644,018
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,000,000	870,000
[c]CommScope Inc., senior secured note, 144A, 4.375%, 6/15/20	United States	1,000,000	1,010,000
			2,524,018
Telecommunication Services 4.7%
CenturyLink Inc., senior bond,
6.75%, 12/01/23	United States	1,000,000	941,250
5.625%, 4/01/25	United States	1,400,000	1,188,250
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	990,000
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	595,437
Intelsat Jackson Holdings SA, senior note, 7.25%,
4/01/19	Luxembourg	1,500,000	1,383,750
10/15/20	Luxembourg	1,000,000	875,000
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,500,000	1,399,687
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	500,000	495,000
[c] 144A, 9.00%, 11/15/18	United States	1,500,000	1,582,500
[c] 144A, 7.00%, 3/01/20	United States	600,000	603,000
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	219,750
senior note, 7.25%, 9/15/21	United States	500,000	373,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	511,250
senior note, 6.542%, 4/28/20	United States	900,000	940,500
senior note, 6.125%, 1/15/22	United States	1,000,000	1,030,000
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	2,000,000	1,891,250
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	493,438
			15,513,812
Transportation 1.2%
[c]Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%, 5/01/19	United States	1,000,000	917,500
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,000,000	1,024,000
5.875%, 10/15/20	United States	1,000,000	1,036,250
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	400,000	342,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	700,000	592,813
			3,912,563
Utilities 2.1%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	1,500,000	1,353,750
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	296,000	316,720
[c] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	103,719
Dynegy Inc., senior note, 6.75%, 11/01/19	United States	2,000,000	1,890,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,196,250
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	200,000	159,000
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	700,000	583,625
[c]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	United States	1,000,000	665,000
[c,d] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,000,000	670,000
			6,938,064
Total Corporate Bonds (Cost $193,139,657)			167,328,555
[e]Senior Floating Rate Interests 52.9%
Automobiles & Components 0.9%
[f]TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	2,977,538	2,917,987

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Capital Goods 5.0%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/18/21	United States	985,000	960,375
Allison Transmission Inc., Term B-3 Loans, 3.50%, 8/23/19	United States	1,769,309	1,762,358
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	2,500,000	2,494,062
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term Loan,
4.50%, 5/28/21	United States	1,463,312	1,445,021
Fly Funding II S.A.R.L., Loans, 3.50%, 8/09/19	Luxembourg	580,719	572,327
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	3,334,755	2,951,258
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	1,975,000	1,797,250
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	3,487,620	3,414,478
[f]Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	1,274,716	1,265,156
			16,662,285
Consumer Services 3.7%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	1,970,000	1,850,159
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21	United States	1,344,882	1,341,894
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	2,947,368	2,683,947
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	1,970,000	1,854,262
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	2,942,456	2,713,680
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	1,925,675	1,916,047
			12,359,989
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	1,799,602	1,792,103
Energy 1.1%
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	2,048,800	1,971,970
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	3,055,884	1,474,464
[d]Samson Investment Co., Second Lien Tranche I Term Loan, 6.50%, 9/25/18	United States	2,000,000	100,000
			3,546,434
Food, Beverage & Tobacco 0.9%
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%, 10/10/17	United States	840,000	827,400
B&G Foods Inc., Tranche B Term Loan, 3.75%, 11/02/22	United States	658,919	659,742
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	1,668,041	1,667,339
			3,154,481
Health Care Equipment & Services 3.5%
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	2,955,000	2,933,659
Community Health Systems Inc., 2019 Term G Loan, 3.75%, 12/31/19	United States	3,870,956	3,779,625
Cotiviti Corp., Initial Term Loan, 4.50%, 5/14/21	United States	1,970,000	1,919,109
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	2,875,411	2,866,770
			11,499,163
Household & Personal Products 1.6%
[f]Spectrum Brands Inc., Initial Term Loans, 3.50%, 6/23/22	United States	2,925,886	2,919,616
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,442,545	2,295,992
			5,215,608
Materials 7.2%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	1,724,733	1,713,338
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,861,845	3,552,897
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	1,572,550	1,533,237
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	4,405,824	3,307,425
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	1,647,003	1,607,886
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	2,036,259	1,949,083
OCI Beaumont LLC, Term B-3 Loan, 6.50%, 8/20/19	United States	1,806,560	1,824,626
Oxbow Carbon LLC, Tranche B Term Loan, 4.25%, 7/19/19	United States	3,054,258	2,867,185
Reynolds Group Holdings Inc., U.S. Term Loan, 4.50%, 12/01/18	United States	2,432,304	2,411,590
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20	Netherlands	3,601,229	3,211,846
			23,979,113
Media 6.4%
Charter Communications Operating LLC, Term H Loan, 3.25%, 8/24/21	United States	786,778	781,587
[f]CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	3,970,517	3,970,164
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	3,318,480	2,527,577

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2015 (unaudited) (continued)

Gray Television Inc., Initial Term Loan, 3.75%, 6/13/21	United States	2,646,830	2,621,023
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	1,849,940	1,830,053
Regal Cinemas Corp., Term Loan, 3.75% - 3.833%, 4/01/22	United States	3,049,058	3,047,152
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%, 7/31/21	United States	2,026,416	2,012,906
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21	Netherlands	2,003,077	1,969,275
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	2,622,815	2,571,452
			21,331,189
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	3,052,222	3,017,250
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.424%, 2/27/21	United States	2,982,310	2,958,452
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	United States	1,109,775	1,071,280
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	1,642,257	1,585,658
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	2,367,987	2,287,575
			10,920,215
Retailing 4.1%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	4,000,000	3,760,000
Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	3,061,624	3,057,249
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,837,442	2,310,741
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,879,773	1,674,564
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	2,982,905	2,914,391
			13,716,945
Semiconductors & Semiconductor Equipment 2.2%
Avago Technologies Cayman Ltd., Term Loans, 3.75%, 5/06/21	United States	2,568,050	2,566,445
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	1,644,950	1,640,838
[f]NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	2,997,850	2,988,482
			7,195,765
Software & Services 2.2%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	2,857,108	2,384,257
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,091,438	3,753,895
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	1,235,756	1,081,286
			7,219,438
Technology Hardware & Equipment 2.6%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	2,951,229	2,927,250
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	2,042,147	2,032,255
Dell International LLC,
Term B-2 Loan, 4.00%, 4/29/20	United States	2,034,622	2,024,872
Term Loan C, 3.75%, 10/29/18	United States	1,829,517	1,826,467
			8,810,844
Telecommunication Services 3.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,010,931	3,804,368
T-Mobile USA Inc., Initial Senior Lien Term Loan, 3.50%, 11/09/22	United States	2,688,389	2,691,367
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,461,133	1,442,868
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	1,989,901	1,962,896
			9,901,499
Transportation 3.3%
Air Canada, Term Loan, 4.00%, 9/26/19	Canada	1,458,618	1,459,529
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20	United States	1,629,859	1,626,124
Hertz Corp.,
Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000	990,000
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	854,148	853,258
Tranche B-2 Term Loan, 3.00%, 3/11/18	United States	1,126,563	1,116,705
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,886,092	1,848,370
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	2,969,697	2,944,175
			10,838,161
Utilities 1.4%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	124,008	122,251
Term B Loans, 6.375%, 8/13/19	Australia	1,865,824	1,839,391

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Calpine Corp.,
Term Loan (B5), 3.50%, 5/27/22	United States	2,598,144			2,475,545
Term Loan B3, 4.00%, 10/09/19	United States	328,950			322,440
					4,759,627
Total Senior Floating Rate Interests (Cost $185,990,383)					175,820,846
Foreign Government and Agency Securities 1.6%
Government of Malaysia, senior note,
3.172%, 7/15/16	Malaysia	1,100,000		MYR	257,049
3.394%, 3/15/17	Malaysia	1,600,000		MYR	375,868
4.012%, 9/15/17	Malaysia	4,000,000		MYR	950,218
Government of Mexico, 7.75%, 12/14/17	Mexico	320,000	[g]	MXN	1,986,488
Government of Poland, Strip, 1/25/16	Poland	310,000		PLN	78,977
Korea Monetary Stabilization Bond, senior note, 1.56%, 10/02/17	South Korea	800,000,000		KRW	679,893
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	1,000,000,000		KRW	861,727
Total Foreign Government and Agency Securities (Cost $5,383,743)					5,190,220
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 14.3%
Banks 6.8%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,610,000			1,607,680
[e]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.756%, 6/25/34	United States	843,044			856,007
Bear Stearns Commercial Mortgage Securities Inc.,
[e] 2006-PW11, AJ, FRN, 5.638%, 3/11/39	United States	1,750,000			1,753,710
[e] 2006-PW12, AJ, FRN, 5.952%, 9/11/38	United States	1,500,000			1,502,777
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,820,000			1,841,057
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	794,000			778,057
[e] 2007-C6, AM, FRN, 5.898%, 6/10/17	United States	1,520,000			1,555,121
2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000			1,490,115
[e]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	1,300,000			1,063,140
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000			1,424,642
Greenwich Capital Commercial Funding Corp.,
[e] 2006-GG7, AJ, FRN, 5.622%, 7/10/38	United States	1,590,000			1,539,130
2007-GG9, AM, 5.475%, 3/10/39	United States	1,430,000			1,464,159
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	380,000			382,594
[e] 2006-LDP7, AJ, FRN, 6.106%, 4/15/45	United States	1,487,000			1,373,455
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	United States	1,410,000			1,388,235
[e]Merrill Lynch Mortgage Investors Trust,
2003-OPT1, B2, FRN, 4.547%, 7/25/34	United States	33,301			15,344
2005-A6, 2A3, FRN, 0.802%, 8/25/35	United States	450,916			412,220
[e]Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.372%, 10/25/33	United States	350,442			261,231
[e]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.683%, 3/12/44	United States	110,000			109,860
2007-IQ16, AMA, FRN, 6.254%, 12/12/49	United States	645,000			677,103
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000			560,598
Wells Fargo Mortgage Backed Securities Trust,
[e] 2004-W, A9, FRN, 2.754%, 11/25/34	United States	385,555			393,025
2007-3, 3A1, 5.50%, 4/25/37	United States	155,172			158,153
					22,607,413
Diversified Financials 7.5%
[c,e] ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.393%, 11/25/20	United States	530,000			524,303
[e]Argent Securities Inc., 2003-W5, M4, FRN, 6.047%, 10/25/33	United States	446,815			444,978
[c,e] Atrium CDO Corp., 10A, C, 144A, FRN, 2.917%, 7/16/25	United States	920,000			889,916
[c,e] Atrium XI, 11A, C, 144A, FRN, 3.516%, 10/23/25	Cayman Islands	910,000			894,721
[c,e] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.738%, 5/26/35	United States	1,600,000			1,520,776
[c,e] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.923%, 1/27/25	United States	750,000			711,817
[c,e] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.832%, 3/11/21	United States	457,000			437,043
[c,e] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.322%, 1/30/25	United States	392,157			379,141
[e]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.922%,
2/25/35	United States	456,519			405,200
[c,e] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.72%, 7/26/21	United States	640,000			628,614
[c,e] ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.321%, 10/15/21	United States	310,000			305,437

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

[c,e] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.712%, 10/20/43	United States	201,708		201,305
[c,e] Cumberland Park CDO Ltd., 2015-2A, B, 144A, FRN, 2.372%, 7/20/26	Cayman Islands	1,230,000		1,218,844
[c,e] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.122%, 7/20/26	United States	190,000		184,587
[c,e] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.771%, 7/15/26	United States	1,000,000		994,480
B, 144A, FRN, 2.371%, 7/15/26	United States	400,000		394,288
C, 144A, FRN, 3.321%, 7/15/26	United States	170,000		166,894
[e]FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.622%, 2/25/24	United States	2,300,000		2,294,000
2014-DN4, M2, FRN, 2.822%, 10/25/24	United States	2,400,000		2,407,778
2014-HQ2, M2, FRN, 2.622%, 9/25/24	United States	900,000		891,246
2015-DN1, M2, FRN, 2.822%, 1/25/25	United States	2,300,000		2,336,259
2015-HQ1, M2, FRN, 2.622%, 3/25/25	United States	900,000		898,124
[e]Impac Secured Assets Trust, 2007-2, FRN, 0.672%, 4/25/37	United States	420,703		391,300
[c,e] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.801%, 3/17/32	United States	882,897		875,003
[e]MortgageIT Trust, 2004-1, A2, FRN, 1.322%, 11/25/34	United States	517,190		496,062
[e]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.732%, 11/25/35	United States	768,227		728,020
[e,h]Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.372%, 11/25/33	United States	193,598		126,809
[e]Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.297%, 4/25/33	United States	13,987		6,342
[e]Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.744%, 2/25/35	United States	479,833		463,860
[e,i]Talisman 6 Finance, Reg S, FRN, 0.127%, 10/22/16	Germany	14,918	EUR	16,022
[e]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.269%, 4/25/45	United States	1,031,110		1,032,677
[c,e] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.221%, 4/15/24	United States	180,000		177,246
2013-2A, B, 144A, FRN, 3.00%, 4/25/25	United States	1,000,000		965,810
[c,e] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.554%, 8/01/22	United States	323,999		320,516
				24,729,418
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $47,590,208)				47,336,831
Mortgage-Backed Securities 29.8%
[e]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.702%, 5/01/34	United States	270,488		285,155
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.5%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	892,156		964,655
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	20,293		21,381
[f]FHLMC Gold 30 Year, 3.50%, 1/01/45 - 3/01/45	United States	2,000,001		2,058,356
[f]FHLMC Gold 30 Year, 4.00%, 1/01/45	United States	8,485,000		8,961,906
[f]FHLMC Gold 30 Year, 4.00%, 10/01/45 - 11/01/45	United States	514,448		544,070
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	964,003		1,094,433
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	523,029		596,101
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	147,003		164,665
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	21,167		22,495
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	436,138		525,014
				14,953,076
[e]Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 1.915% - 2.10%, 6/01/32 - 7/01/34	United States	717,600		750,408
Federal National Mortgage Association (FNMA) Fixed Rate 20.9%
FNMA 15 Year, 3.00%, 8/01/27	United States	18,542		19,206
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	80,515		84,463
FNMA 15 Year, 5.50%, 7/01/20	United States	348,430		367,468
FNMA 15 Year, 6.00%, 6/01/17	United States	1		1
FNMA 15 Year, 6.50%, 7/01/20	United States	2,039		2,089
FNMA 20 Year, 7.00%, 9/01/18	United States	30,268		31,562
[f]FNMA 30 Year, 3.50%, 1/01/45	United States	14,025,000		14,466,427
[f]FNMA 30 Year, 3.50%, 1/01/30 - 12/01/45	United States	1,285,000		1,332,765
[f]FNMA 30 Year, 4.00%, 1/01/45	United States	25,175,000		26,634,866
[f]FNMA 30 Year, 4.00%, 12/01/44 - 12/01/45	United States	1,940,000		2,054,425
FNMA 30 Year, 4.50%, 8/01/44	United States	3,440,526		3,716,872
FNMA 30 Year, 4.50%, 10/01/43 - 12/01/44	United States	1,109,166		1,199,232
[f]FNMA 30 Year, 4.50%, 1/01/45	United States	14,425,000		15,576,801
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	748,163		824,961
FNMA 30 Year, 5.50%, 6/01/37	United States	771,740		862,921
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,471,831		1,664,512
FNMA 30 Year, 6.50%, 8/01/32	United States	187,360		214,286

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

FNMA 30 Year, 8.00%, 10/01/29	United States	74,760	83,007
FNMA 30 Year, 8.50%, 8/01/26	United States	178,148	192,425
			69,328,289
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	496,134	568,127
[f]GNMA II SF 30 Year, 3.50%, 1/01/45	United States	11,665,000	12,157,178
[f]GNMA II SF 30 Year, 3.50%, 12/20/45	United States	735,000	767,309
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	56,913	65,118
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	147,273	179,997
			13,737,729
Total Mortgage-Backed Securities (Cost $98,440,931)			99,054,657
		Shares
Litigation Trusts (Cost $—) 0.0%
Materials 0.0%
[a,j]NewPage Corp., Litigation Trust	United States	1,500,000	—
Total Investments before Short Term Investments (Cost $531,082,054)			494,894,559
Short Term Investments (Cost $10,271,538) 3.1%
Money Market Funds 3.1%
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	10,271,538	10,271,538
Total Investments (Cost $541,353,591) 152.1%			505,166,097
Preferred Shares (27.1)%			(90,000,000)
Other Assets, less Liabilities (25.0)%			(83,053,219)
Net Assets 100.0%			$332,112,878

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Perpetual security with no stated maturity date.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $90,139,680, representing 27.14% of net assets.
d Defaulted security or security for which income has been deemed uncollectible.
e The coupon rate shown represents the rate at period end.
f A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
g Principal amount is stated in 100 Mexican Peso Units.
h The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
i Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2015, the value of this security was
$16,022, representing less than 0.01% of net assets.
j Security has been deemed illiquid because it may not be able to be sold within seven days.
k See Note 6 regarding investments in affiliated management investment companies.

Franklin Limited Duration Income Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)
At December 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Japanese Yen	DBAB	Sell	300,710,000	$2,454,606	1/14/16	$-	$(48,029)
Euro	DBAB	Buy	470,359	501,336	2/22/16	10,282	-
Euro	DBAB	Sell	470,359	526,256	2/22/16	14,638	-
Japanese Yen	DBAB	Sell	817,693,750	6,790,435	2/22/16	22,241	(42,586)
Japanese Yen	HSBC	Sell	60,710,000	500,041	2/22/16	1,286	(6,915)
Japanese Yen	JPHQ	Sell	154,670,000	1,277,615	2/22/16	3,793	(14,464)
Euro	JPHQ	Buy	105,568	112,553	4/28/16	2,500	-
Euro	JPHQ	Sell	105,568	121,238	4/28/16	6,185	-
Japanese Yen	DBAB	Sell	718,475,000	5,946,656	6/16/16	-	(61,553)
Japanese Yen	JPHQ	Sell	180,180,000	1,491,124	6/16/16	-	(15,620)
Total Forw ard Exchange Contracts						$60,925	$(189,167)
Net unrealized appreciation (depreciation)							$(128,242)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.

Currency

EUR	Euro
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty

Selected Portfolio

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
SF	Single Family

Franklin Limited Duration Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed -end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p. m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund s Board of Trustees (the Board), the Fund s administrator has responsibility for oversight of valuation, including leading the cross -functional Valuation and Liquidity Oversight Committee (VLOC) . The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U. S. dollar equivalent at the foreign exchange rate in effect at 4 p. m. Eastern time on the day that the value of the security is determined. Over -the -counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at 4 p. m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open -end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income -based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds) . These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non -business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non -defaulting party the right to net and close -out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $ 100,000 to $ 250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage -backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a senior security for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$541,892,009

Unrealized appreciation	$ 3,519,129
Unrealized depreciation	(40,245,041)

Net unrealized appreciation (depreciation)	$ (36,725,912)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	12,015,598	111,962,126	(113,706,186)	10,271,538	$10,271,538	$ - $	-	0.05%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$-	$163,450	$-		$163,450
Corporate Bonds	-	167,328,555	-		167,328,555
Senior Floating Rate Interests	-	175,820,846	-		175,820,846
Foreign Government and Agency Securities	-	5,190,220	-		5,190,220
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	47,336,831	-		47,336,831
Mortgage-Backed Securities	-	99,054,658	-		99,054,658
Litigation Trusts	-	-	-	c	-
Short Term Investments	10,271,538	-	-		10,271,538
Total Investments in Securities	$10,271,538	$494,894,560	$-		$505,166,098

Other Financial Instruments
Forw ard Exchange Contracts	$-	$60,925	$-		$60,925

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$189,167	$-		$189,167

aIncludes common and convertible preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at December 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: February 26, 2016

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: February 26, 2016